Commitments (Details) - Schedule of Commitments - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments (Details) - Schedule of Commitments [Line Items]
Total	¥ 400	¥ 11,091
Music education equipment [Member]
Commitments (Details) - Schedule of Commitments [Line Items]
Total		6,091
Intangible assets [Member]
Commitments (Details) - Schedule of Commitments [Line Items]
Total	¥ 400	¥ 5,000